Shareholder Report, Line Graph (Details) - USD ($)												2 Months Ended			3 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	14 Months Ended			15 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	26 Months Ended			27 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	38 Months Ended			39 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	50 Months Ended			51 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	62 Months Ended		63 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	74 Months Ended		75 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	86 Months Ended		87 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	98 Months Ended		105 Months Ended	106 Months Ended	107 Months Ended	110 Months Ended
	Aug. 31, 2021		Jul. 24, 2018		Sep. 11, 2017		Feb. 01, 2017		Dec. 21, 2016 [6]	Dec. 08, 2016 [2]	Aug. 23, 2016 [1]	Oct. 31, 2021	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2022	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2023	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2024	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares
Account Value [Line Items]
Accumulated Value											$ 100,000			$ 98,800							$ 112,100							$ 116,000							$ 126,800							$ 134,446						$ 160,828						$ 147,291						$ 158,808						$ 197,701				$ 221,846
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares
Account Value [Line Items]
Accumulated Value										$ 10,000								$ 10,960							$ 11,313							$ 12,333							$ 13,055							$ 15,579						$ 14,228						$ 15,303						$ 19,001					$ 21,269
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares
Account Value [Line Items]
Accumulated Value			$ 10,000	[3]											$ 9,781							$ 10,658							$ 11,278							$ 13,465							$ 12,230						$ 13,227						$ 16,419						$ 18,385
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares
Account Value [Line Items]
Accumulated Value			10,000	[4]											9,705							10,497							11,029							13,061							11,841						12,638						15,577						17,396
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares
Account Value [Line Items]
Accumulated Value			10,000,000	[5]											9,789,030							10,725,738							11,401,534							11,401,534							12,550,780						13,568,180						16,928,164						19,048,459
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares
Account Value [Line Items]
Accumulated Value									$ 100,000								$ 115,000							$ 120,000							$ 137,658							$ 146,904							$ 185,084						$ 175,065						$ 186,944						$ 216,640					$ 235,306
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares
Account Value [Line Items]
Accumulated Value							$ 10,000	[7]								$ 11,334							$ 11,798							$ 13,513							$ 14,386							$ 18,064						$ 17,062						$ 18,196						$ 21,030					$ 22,787
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares
Account Value [Line Items]
Accumulated Value							10,000	[8]								11,324							11,779							13,493							14,333							17,855						16,862						17,932						20,738					22,473
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares
Account Value [Line Items]
Accumulated Value			10,000	[9]											9,622							10,932							11,485							14,315							13,402						14,170						16,260						17,485
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares
Account Value [Line Items]
Accumulated Value			10,000,000	[10]											9,654,341							11,099,215							11,879,842							14,989,701							14,205,440						15,195,994						17,649,865						19,225,746
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares
Account Value [Line Items]
Accumulated Value					$ 100,000	[11]							$ 102,500							$ 109,089							$ 125,404							$ 124,498							$ 166,851						$ 158,893						$ 157,287						$ 189,233						$ 189,075
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares
Account Value [Line Items]
Accumulated Value					10,000	[12]							10,230							11,770							12,463							12,338							16,500						15,675						15,467						18,568						18,610
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares
Account Value [Line Items]
Accumulated Value					10,000	[13]							10,240							10,782							12,479							12,365							16,521						15,695						15,499						18,599						18,520
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares
Account Value [Line Items]
Accumulated Value					10,000	[14]							10,230							10,689							12,261							12,052							15,999						15,081						14,780						17,610						17,402
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares
Account Value [Line Items]
Accumulated Value			10,000,000	[15]											9,860,220							11,461,158							11,416,766							15,326,113							14,641,934						14,528,066						17,527,373						17,545,385
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares
Account Value [Line Items]
Accumulated Value	$ 100,000	[16]										$ 122,900							$ 57,659							$ 80,492							$ 149,499							$ 203,247
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares
Account Value [Line Items]
Accumulated Value	10,000	[17]										12,275							5,800							8,095							15,083							20,454
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares
Account Value [Line Items]
Accumulated Value	10,000,000	[18]										12,280,000							5,767,487							8,061,768							15,096,414							20,550,054
S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000	[17]	10,000	[3]	10,000	[12]	$ 10,000	[7]	$ 100,000	$ 10,000	$ 100,000	10,336	10,372	$ 97,534	9,662	$ 11,467	$ 115,598	$ 11,664	8,825	11,134	$ 120,576	11,045	$ 12,308	$ 124,078	$ 12,519	9,721	12,729	$ 129,421	12,119	$ 14,072	$ 141,847	$ 14,313	13,416	13,965	$ 147,967	17,319	$ 15,439	$ 155,657	$ 15,706	16,294	19,957	$ 162,318	14,788	$ 22,065	$ 222,449	$ 22,445	17,041	$ 231,968	16,288	$ 18,841	$ 189,947	$ 19,166	18,770	$ 198,129	22,481	$ 20,752	$ 209,213	$ 21,110	25,906	$ 218,225	27,034	$ 28,642	$ 288,749	$ 29,136	31,463	$ 301,187	$ 34,786	$ 350,693	$ 35,386	$ 365,799
S&P 500® Index [Member]
Account Value [Line Items]
Accumulated Value	100,000	[16]	10,000,000	[5]	$ 100,000	[11]						103,356	$ 103,716		9,661,900				88,254	$ 111,335		11,045,520				97,206	$ 127,286		12,118,740				134,161	$ 139,645		17,319,371				162,942	$ 199,573		14,788,828				$ 170,417		16,288,830				$ 187,698		22,481,367				$ 259,056		27,304,174				$ 314,630
S and P 500® Index 1 [Member]
Account Value [Line Items]
Accumulated Value			10,000	[9]											7,229							11,046							12,119							17,319							14,788						16,288						22,481						27,304
S and P 500® Index
Account Value [Line Items]
Accumulated Value			10,000,000	[10]											7,229,610							11,045,520							12,119,080							17,319,370							14,788,830						16,288,830						22,481,370						27,304,170
S and P 500® Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000,000	[18]	$ 10,000,000	[15]								$ 10,335,581			$ 9,661,898				$ 8,825,444			$ 11,045,520				$ 9,720,592			$ 12,117,700				$ 13,416,076			$ 17,317,890				$ 16,294,155			$ 14,787,563						$ 16,287,438						$ 22,479,445						$ 27,301,839

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